UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Emerging Markets Equity Fund
Class A [PEMMX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$71	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$740,169,236
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Emerging Markets Equity Fund	PAGE 1	39111-STSA-0426

Putnam Emerging Markets Equity Fund
Class C [PEMZX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$114	2.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$740,169,236
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Emerging Markets Equity Fund	PAGE 1	39111-STSC-0426

Putnam Emerging Markets Equity Fund
Class R [PEMLX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$85	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$740,169,236
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Emerging Markets Equity Fund	PAGE 1	39111-STSR-0426

Putnam Emerging Markets Equity Fund
Class R6 [PEMQX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$50	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$740,169,236
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Emerging Markets Equity Fund	PAGE 1	39111-STSR6-0426

Putnam Emerging Markets Equity Fund
Class Y [PEMYX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$57	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$740,169,236
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Emerging Markets Equity Fund	PAGE 1	39111-STSY-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Emerging Markets
Equity Fund
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Putnam Funds Trust
Financial Highlights
Putnam Emerging Markets Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.76 $14.24 $11.76 $11.28 $17.25 $14.68
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.04 0.17 0.16 0.10 0.05 (0.01)
Net realized and unrealized gains (losses) 4.68 2.58 2.42 0.38 (5.20) 2.86
Total from investment operations ........ 4.72 2.75 2.58 0.48 (5.15) 2.85
Less distributions from:
Net investment income .............. (0.10) (0.23) (0.10) — (0.01) (0.02)
Net realized gains ................. — — — — (0.81) (0.26)
Total distributions ................... (0.10) (0.23) (0.10) — (0.82) (0.28)
Net asset value, end of period .......... $21.38 $16.76 $14.24 $11.76 $11.28 $17.25
Total return
c
....................... 28.21% 19.66% 22.07% 4.26% (31.05)% 19.50%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.44% 1.53% 1.49% 1.56% 1.62% 1.56%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.26% 1.27% 1.19% 1.25% 1.33% 1.29%
Net investment income (loss) .......... 0.42% 1.17% 1.28% 0.90% 0.38% (0.07)%
Supplemental data
Net assets, end of period (000’s) ........ $289,387 $228,392 $206,120 $187,270 $197,474 $315,105
Portfolio turnover rate ................ 34% 96% 55% 63% 127% 124%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Emerging Markets Equity Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.43 $13.12 $10.84 $10.47 $16.19 $13.88
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) 0.06 0.06 0.01 (0.06) (0.13)
Net realized and unrealized gains (losses) 4.32 2.37 2.22 0.36 (4.84) 2.70
Total from investment operations ........ 4.29 2.43 2.28 0.37 (4.90) 2.57
Less distributions from:
Net investment income .............. — (0.12) —
c
— (0.01) —
Net realized gains ................. — — — — (0.81) (0.26)
Total distributions ................... — (0.12) —
c
— (0.82) (0.26)
Net asset value, end of period .......... $19.72 $15.43 $13.12 $10.84 $10.47 $16.19
Total return
d
....................... 27.80% 18.69% 21.08% 3.53% (31.55)% 18.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.19% 2.28% 2.24% 2.31% 2.37% 2.31%
Expenses net of waiver and payments by
affiliates
f
.......................... 2.01% 2.02% 1.94% 2.00% 2.08% 2.04%
Net investment income (loss) .......... (0.32)% 0.43% 0.49% 0.13% (0.42)% (0.82)%
Supplemental data
Net assets, end of period (000’s) ........ $4,593 $4,178 $5,169 $5,542 $7,088 $13,498
Portfolio turnover rate ................ 34% 96% 55% 63% 127% 124%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Emerging Markets Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.55 $14.05 $11.62 $11.17 $17.13 $14.62
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.02 0.14 0.12 0.07 0.02 (0.06)
Net realized and unrealized gains (losses) 4.61 2.55 2.38 0.38 (5.16) 2.86
Total from investment operations ........ 4.63 2.69 2.50 0.45 (5.14) 2.80
Less distributions from:
Net investment income .............. (0.08) (0.19) (0.07) — (0.01) (0.03)
Net realized gains ................. — — — — (0.81) (0.26)
Total distributions ................... (0.08) (0.19) (0.07) — (0.82) (0.29)
Net asset value, end of period .......... $21.10 $16.55 $14.05 $11.62 $11.17 $17.13
Total return
c
....................... 28.07% 19.36% 21.65% 4.03% (31.21)% 19.25%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.69% 1.78% 1.74% 1.81% 1.87% 1.81%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.51% 1.52% 1.44% 1.50% 1.58% 1.54%
Net investment income (loss) .......... 0.18% 0.94% 0.99% 0.65% 0.17% (0.35)%
Supplemental data
Net assets, end of period (000’s) ........ $15,686 $12,678 $5,022 $4,660 $4,510 $6,419
Portfolio turnover rate ................ 34% 96% 55% 63% 127% 124%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Emerging Markets Equity Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.20 $14.61 $12.07 $11.52 $17.53 $14.88
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.24 0.21 0.16 0.11 0.05
Net realized and unrealized gains (losses) 4.80 2.64 2.48 0.39 (5.30) 2.92
Total from investment operations ........ 4.88 2.88 2.69 0.55 (5.19) 2.97
Less distributions from:
Net investment income .............. (0.17) (0.29) (0.15) — (0.01) (0.06)
Net realized gains ................. — — — — (0.81) (0.26)
Total distributions ................... (0.17) (0.29) (0.15) — (0.82) (0.32)
Net asset value, end of period .......... $21.91 $17.20 $14.61 $12.07 $11.52 $17.53
Total return
c
....................... 28.46% 20.13% 22.53% 4.77% (30.77)% 20.06%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.12% 1.06% 1.12% 1.20% 1.16%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.89% 0.87% 0.76% 0.81% 0.91% 0.89%
Net investment income ............... 0.81% 1.57% 1.60% 1.33% 0.81% 0.31%
Supplemental data
Net assets, end of period (000’s) ........ $120,025 $57,009 $24,965 $27,784 $27,655 $41,708
Portfolio turnover rate ................ 34% 96% 55% 63% 127% 124%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Emerging Markets Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.10 $14.52 $12.00 $11.48 $17.49 $14.86
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.22 0.20 0.13 0.08 0.02
Net realized and unrealized gains (losses) 4.79 2.62 2.44 0.39 (5.27) 2.91
Total from investment operations ........ 4.85 2.84 2.64 0.52 (5.19) 2.93
Less distributions from:
Net investment income .............. (0.15) (0.26) (0.12) — (0.01) (0.04)
Net realized gains ................. — — — — (0.81) (0.26)
Total distributions ................... (0.15) (0.26) (0.12) — (0.82) (0.30)
Net asset value, end of period .......... $21.80 $17.10 $14.52 $12.00 $11.48 $17.49
Total return
c
....................... 28.42% 19.99% 22.22% 4.53% (30.84)% 19.84%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.28% 1.24% 1.31% 1.37% 1.31%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.00% 1.02% 0.94% 1.00% 1.08% 1.04%
Net investment income ............... 0.66% 1.41% 1.55% 1.13% 0.60% 0.13%
Supplemental data
Net assets, end of period (000’s) ........ $310,478 $197,772 $150,854 $146,736 $137,553 $253,336
Portfolio turnover rate ................ 34% 96% 55% 63% 127% 124%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), February 28, 2026
Putnam Emerging Markets Equity Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.3%
Aerospace & Defense 0.4%
Hanwha Aerospace Co. Ltd. ........................... South Korea 3,422 $ 2,844,652
Automobiles 2.1%
Kia Corp. ......................................... South Korea 24,487 3,496,441
Mahindra & Mahindra Ltd. ............................. India 320,243 11,969,544
15,465,985
Banks 14.0%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 1,474,601 10,239,689
Al Rajhi Bank ...................................... Saudi Arabia 282,141 7,566,489
Bank Central Asia Tbk. PT ............................ Indonesia 11,333,800 4,839,416
Bank of China Ltd. , H ................................ China 23,215,000 13,737,469
CTBC Financial Holding Co. Ltd. ........................ Taiwan 5,442,000 9,680,553
Grupo Financiero Banorte SAB de CV , O .................. Mexico 593,194 6,764,451
HSBC Holdings plc .................................. United Kingdom 245,600 4,577,122
ICICI Bank Ltd. ..................................... India 863,936 13,137,630
KB Financial Group, Inc. .............................. South Korea 118,808 13,112,615
National Bank of Greece SA ........................... Greece 403,641 6,565,898
a
NU Holdings Ltd. , A .................................. Brazil 215,371 3,226,258
OTP Bank Nyrt. ..................................... Hungary 76,390 9,418,306
102,865,896
Broadline Retail 3.5%
Alibaba Group Holding Ltd. ............................ China 1,272,000 23,019,055
a
Sea Ltd. , ADR ...................................... Singapore 24,770 2,686,306
25,705,361
Capital Markets 2.2%
b
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 239,525 7,109,205
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 127,500 6,811,682
Korea Investment Holdings Co. Ltd. ..................... South Korea 10,964 1,971,476
15,892,363
Construction & Engineering 1.5%
Larsen & Toubro Ltd. ................................. India 228,822 10,765,128
Construction Materials 1.1%
UltraTech Cement Ltd. ............................... India 55,796 7,779,468
Consumer Staples Distribution & Retail 0.6%
Raia Drogasil SA .................................... Brazil 894,400 4,375,608
Diversified Consumer Services 0.3%
a
TAL Education Group , ADR ............................ China 178,499 1,879,595
Electric Utilities 0.7%
Korea Electric Power Corp. ............................ South Korea 139,474 5,606,035
Electrical Equipment 3.5%
Bizlink Holding, Inc. .................................. Taiwan 123,000 5,435,259
GE Vernova T&D India Ltd. ............................ India 201,134 8,512,179
Harbin Electric Co. Ltd. , H ............................. China 1,814,000 6,509,931
Sieyuan Electric Co. Ltd. , A ............................ China 190,400 5,946,155
26,403,524
Electronic Equipment, Instruments & Components 0.8%
Elite Material Co. Ltd. ................................ Taiwan 81,000 6,203,199
Financial Services 2.4%
a
Aditya Birla Capital Ltd. ............................... India 2,089,515 7,915,236

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
FirstRand Ltd. ...................................... South Africa 1,458,367 $ 9,087,951
17,003,187
Health Care Providers & Services 1.1%
Apollo Hospitals Enterprise Ltd. ......................... India 95,256 8,204,088
Hotels, Restaurants & Leisure 0.9%
a
Eternal Ltd. ........................................ India 928,098 2,511,555
Indian Hotels Co. Ltd. (The) , A .......................... India 646,451 4,747,069
7,258,624
Household Products 0.2%
Unilever Indonesia Tbk. PT ............................ Indonesia 12,997,200 1,845,114
Independent Power and Renewable Electricity Producers 1.4%
NTPC Ltd. ......................................... India 2,486,677 10,452,095
Industrial Conglomerates 1.7%
Samsung C&T Corp. ................................. South Korea 51,901 12,647,935
Insurance 3.6%
China Pacific Insurance Group Co. Ltd. , H ................. China 1,985,200 9,086,186
PICC Property & Casualty Co. Ltd. , H .................... China 1,934,000 3,990,511
Powszechny Zaklad Ubezpieczen SA .................... Poland 337,929 6,402,343
a
Rasan Information Technology Co. ...................... Saudi Arabia 201,298 6,961,650
26,440,690
Interactive Media & Services 4.8%
Tencent Holdings Ltd. ................................ China 542,800 35,712,893
Life Sciences Tools & Services 0.8%
b
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 397,423 6,031,396
Machinery 1.3%
Jiangsu Hengli Hydraulic Co. Ltd. , A ..................... China 419,800 6,909,600
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 155,427 3,128,468
10,038,068
Metals & Mining 3.2%
Anglogold Ashanti plc ................................ Australia 77,120 9,866,224
China Hongqiao Group Ltd. ............................ China 1,424,500 6,425,177
Zijin Mining Group Co. Ltd. , H .......................... China 1,352,000 7,738,658
24,030,059
Oil, Gas & Consumable Fuels 1.5%
PetroChina Co. Ltd. , H ............................... China 8,982,000 10,939,819
Personal Care Products 0.7%
a
APR Corp. ........................................ South Korea 24,220 5,261,557
Real Estate Management & Development 1.2%
Emaar Properties PJSC .............................. United Arab
Emirates 1,952,149 8,615,647
Semiconductors & Semiconductor Equipment 19.0%
King Yuan Electronics Co. Ltd. ......................... Taiwan 991,000 10,196,942
NAURA Technology Group Co. Ltd. , A .................... China 105,815 7,270,241
SK Hynix, Inc. ...................................... South Korea 17,994 13,304,629
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,756,889 109,626,700
140,398,512
Technology Hardware, Storage & Peripherals 9.8%
Asia Vital Components Co. Ltd. ......................... Taiwan 85,000 4,673,849

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. .......................... South Korea 429,982 $ 64,355,980
Wistron Corp. ...................................... Taiwan 840,000 3,588,587
72,618,416
Transportation Infrastructure 1.5%
International Container Terminal Services, Inc. .............. Philippines 907,730 11,315,729
Water Utilities 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 369,318 11,086,384
Wireless Telecommunication Services 5.0%
Bharti Airtel Ltd. .................................... India 605,619 12,539,213
Etihad Etisalat Co. .................................. Saudi Arabia 398,920 6,828,421
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 1,651,000 4,852,112
MTN Group Ltd. .................................... South Africa 295,186 3,839,522
TIM SA ........................................... Brazil 1,625,200 8,844,841
36,904,109
Total Common Stocks (Cost $ 474,821,524 ) ...................................
682,591,136
Management Investment Companies 3.7%
Capital Markets 3.7%
iShares Core MSCI Emerging Markets ETF ................ United States 358,695 27,533,428
Total Management Investment Companies (Cost $ 24,866,235 ) ..................
27,533,428
Preferred Stocks 2.0%
Banks 2.0%
c
Itau Unibanco Holding SA , 6 .53% ....................... Brazil 1,633,299 14,904,073
Total Preferred Stocks (Cost $ 10,996,895 ) ....................................
14,904,073
Total Long Term Investments (Cost $ 510,684,654 ) .............................
725,028,637
a
Short Term Investments 2.3%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.3%
d,e
Putnam Short Term Investment Fund , Class P , 3.852% ....... United States 16,898,353 16,898,353
Total Management Investment Companies (Cost $ 16,898,353 ) ..................
16,898,353
Total Short Term Investments (Cost $ 16,898,353 ) ..............................
16,898,353
a
Total Investments (Cost $ 527,583,007 ) 100.3% ................................
$741,926,990
Other Assets, less Liabilities (0.3) % .........................................
(1,757,754)
Net Assets 100.0% .........................................................
$740,169,236
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 25 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $13,140,601, representing 1.8% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3(g) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Emerging
Markets Equity
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $510,684,654
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 16,898,353
Value - Unaffiliated issuers .................................................................. $725,028,637
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 16,898,353
Foreign currency, at value (cost $ 8,393 ) .......................................................... 8,393
Receivables:
Investment securities sold ................................................................... 4,156,731
Capital shares sold ........................................................................ 2,205,993
Dividends ............................................................................... 1,352,644
European Union tax reclaims (Note 1 d ) ......................................................... 578,347
Prepaid expenses .......................................................................... 134,283
Total assets .......................................................................... 750,363,381
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,301,880
Capital shares redeemed ................................................................... 709,010
Management fees ......................................................................... 421,869
Administrative fees ........................................................................ 29
Distribution fees .......................................................................... 63,437
Transfer agent fees ........................................................................ 214,117
Trustees' fees and expenses ................................................................. 125,827
Deferred taxes on unrealized appreciation ........................................................ 2,229,541
Accrued expenses and other liabilities ........................................................... 128,435
Total liabilities ......................................................................... 10,194,145
Net assets, at value ................................................................. $740,169,236
Net assets consist of:
Paid-in capital ............................................................................. $507,852,403
Total distributable earnings (losses) ............................................................. 232,316,833
Net assets, at value ................................................................. $740,169,236

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Emerging
Markets Equity
Fund
Class A:
Net assets, at value ....................................................................... $289,387,393
Shares outstanding ........................................................................ 13,536,457
Net asset value per share
a ,b
.................................................................. $21.38
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $22.68
Class C:
Net assets, at value ....................................................................... $4,592,759
Shares outstanding ........................................................................ 232,889
Net asset value and maximum offering price per share
a ,b
............................................ $19.72
Class R:
Net assets, at value ....................................................................... $15,685,663
Shares outstanding ........................................................................ 743,339
Net asset value and maximum offering price per share
b
............................................. $21.10
Class R6:
Net assets, at value ....................................................................... $120,025,442
Shares outstanding ........................................................................ 5,477,935
Net asset value and maximum offering price per share
b
............................................. $21.91
Class Y:
Net assets, at value ....................................................................... $310,477,979
Shares outstanding ........................................................................ 14,245,257
Net asset value and maximum offering price per share
b
............................................. $21.80
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Emerging
Markets Equity
Fund
Investment income:
Dividends: (net of foreign taxes of $524,800)
Unaffiliated issuers ........................................................................ $4,604,593
Non-controlled affiliates (Note 3 g ) ............................................................. 371,118
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (24,525)
Non-controlled affiliates (Note 3 g ) ............................................................. 111,956
Other income (Note 1 d ) ...................................................................... 12,932
Total investment income ................................................................... 5,076,074
Expenses:
Management fees (Note 3 a ) ................................................................... 2,917,107
Administrative fees (Note 3 b ) .................................................................. 4,164
Distribution fees: (Note 3c )
    Class A ................................................................................ 315,483
    Class C ................................................................................ 22,212
    Class R ................................................................................ 34,441
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 206,686
    Class C ................................................................................ 3,663
    Class R ................................................................................ 11,296
Class R6 ............................................................................... 23,808
    Class Y ................................................................................ 194,673
Custodian fees ............................................................................ 34,121
Reports to shareholders fees .................................................................. 45,317
Registration and filing fees .................................................................... 39,206
Professional fees ........................................................................... 61,203
Trustees' fees and expenses (Note 3 f ) ........................................................... 10,105
Other .................................................................................... 6,359
Total expenses ......................................................................... 3,929,844
Expense reductions (Not e 4) ............................................................... (8,078)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (561,237)
Net expenses ......................................................................... 3,360,529
Net investment income ................................................................ 1,715,545
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $462,198)
Unaffiliated issuers ...................................................................... 44,938,798
Foreign currency transactions ................................................................ (28,458)
Net realized gain (loss) .................................................................. 44,910,340
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 108,188,700
Translation of other assets and liabilities denominated in foreign currencies .............................. 244,851
Change in deferred taxes on unrealized appreciation ............................................... (5,050)
Net change in unrealized appreciation (depreciation) ............................................ 108,428,501
Net realized and unrealized gain (loss) ............................................................ 153,338,841
Net increase (decrease) in net assets resulting from operations .......................................... $155,054,386

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Emerging Markets Equity Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,715,545 $5,297,755
Net realized gain (loss) ................................................. 44,910,340 47,662,103
Net change in unrealized appreciation (depreciation) ........................... 108,428,501 26,454,943
Net increase (decrease) in net assets resulting from operations ................ 155,054,386 79,414,801
Distributions to shareholders:
Class A ............................................................. (1,394,823) (3,212,731)
Class C ............................................................. — (43,685)
Class R ............................................................. (61,138) (61,032)
Class R6 ............................................................ (932,753) (488,749)
Class Y ............................................................. (1,835,947) (2,699,056)
Total distributions to shareholders .......................................... (4,224,661) (6,505,253)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,423,088) (12,333,293)
Class B ............................................................. — (230,999)
Class C ............................................................. (684,258) (1,766,818)
Class R ............................................................. (406,457) 5,575,780
Class R6 ............................................................ 39,052,322 24,390,650
Class Y ............................................................. 52,771,778 19,118,110
Total capital share transactions ............................................ 89,310,297 34,753,430
Net increase (decrease) in net assets ................................... 240,140,022 107,662,978
Net assets:
Beginning of period ..................................................... 500,029,214 392,366,236
End of period .......................................................... $740,169,236 $500,029,214

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam Emerging Markets Equity Fund
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Emerging Markets Equity Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Emerging Markets Equity Fund
(continued)
February 28, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Emerging Markets Equity Fund
(continued)
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Emerging Markets Equity Fund
(continued)
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 758,307 $14,464,817 795,151 $12,043,442
Shares issued in reinvestment of distributions .......... 72,884 1,329,412 216,364 3,061,555
Shares redeemed ............................... (921,435) (17,217,317) (1,861,869) (27,438,290)
Net increase (decrease) .......................... (90,244) $(1,423,088) (850,354) $(12,333,293)
Class B Shares:
*
Shares redeemed ............................... — $— (17,900) $(230,999)
Net increase (decrease) .......................... — $— (17,900) $(230,999)
Class C Shares:
Shares sold ................................... 33,765 $567,896 35,395 $491,841
Shares issued in reinvestment of distributions .......... — — 3,336 43,669
Shares redeemed
a
.............................. (71,663) (1,252,154) (162,074) (2,302,328)
Net increase (decrease) .......................... (37,898) $(684,258) (123,343) $(1,766,818)
Class R Shares:
Shares sold ................................... 126,487 $2,423,284 574,831 $8,024,087
Shares issued in reinvestment of distributions .......... 3,393 61,138 4,363 61,032
Shares redeemed ............................... (152,779) (2,890,879) (170,341) (2,509,339)
Net increase (decrease) .......................... (22,899) $(406,457) 408,853 $5,575,780
Class R6 Shares:
Shares sold ................................... 3,014,041 $55,943,483 2,869,714 $43,493,310
Shares issued in reinvestment of distributions .......... 47,439 886,637 33,396 483,577
Shares redeemed ............................... (897,230) (17,777,798) (1,298,633) (19,586,237)
Net increase (decrease) .......................... 2,164,250 $39,052,322 1,604,477 $24,390,650
Class Y Shares:
Shares sold ................................... 4,284,847 $83,692,031 3,937,061 $60,922,545
Shares issued in reinvestment of distributions .......... 98,180 1,825,169 185,816 2,679,470
Shares redeemed ............................... (1,700,929) (32,745,422) (2,945,970) (44,483,905)
Net increase (decrease) .......................... 2,682,098 $52,771,778 1,176,907 $19,118,110
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Emerging Markets Equity Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended February 28, 2026, the annualized gross effective investment management fee rate was 0.964% of the
Fund’s average daily net assets.
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the Fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the MSCI
Emerging Markets Index (Net Returns) each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.21%. The monthly base fee is determined based on the Fund’s average net assets for the month, while the performance adjustment is determined based on the Fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the Fund underperforms significantly over the performance period, and the Fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the Fund.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
1.080% of the first $5 billion,
1.030% of the next $5 billion,
0.980% of the next $10 billion,
0.930% of the next $10 billion,
0.880% of the next $50 billion,
0.860% of the next $50 billion,
0.850% of the next $100 billion and
0.845% of any excess thereafter.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Emerging Markets Equity Fund
(continued)
Because the performance adjustment is based on the Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.964% of the Fund’s average net assets, which included an effective base fee of 0.900% and a increase of 0.064%
($193,017) based on performance.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Emerging Markets Equity Fund
(continued)
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts.
PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,874
CDSC retained .............................................................................. $357
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Emerging Markets Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.852% ...... $14,539,068 $130,710,004 $(128,350,719) $— $— $16,898,353 16,898,353 $371,118
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Emerging Markets Equity Fund
(continued)
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through December 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through December 30, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management, inclusive of any performance-based adjustment) would exceed an annual rate of 0.78% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended February 28, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Emerging Markets Equity Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.897% ............. $5,349,500 $134,551,472 $(139,900,972) $— $— $— — $111,956
Total Affiliated Securities ... $19,888,568 $265,261,476 $(268,251,691) $— $— $16,898,353 $483,074
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 22,810,932
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Emerging Markets Equity Fund
(continued)
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares and foreign capital gains tax.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, aggregated
$287,159,266 and $204,154,096, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2026, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Cost of investments .......................................................................... $531,933,289
Unrealized appreciation ........................................................................ $220,358,621
Unrealized depreciation ........................................................................ (10,364,920)
Net unrealized appreciation (depreciation) .......................................................... $209,993,701
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Emerging Markets Equity Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Emerging Markets Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 2,844,652 $ — $ 2,844,652
Automobiles .......................... — 15,465,985 — 15,465,985
Banks ............................... 9,990,709 92,875,187 — 102,865,896
Broadline Retail ....................... 2,686,306 23,019,055 — 25,705,361
Capital Markets ........................ — 15,892,363 — 15,892,363
Construction & Engineering ............... — 10,765,128 — 10,765,128
Construction Materials .................. — 7,779,468 — 7,779,468
Consumer Staples Distribution & Retail ...... 4,375,608 — — 4,375,608
Diversified Consumer Services ............ 1,879,595 — — 1,879,595
Electric Utilities ........................ — 5,606,035 — 5,606,035
Electrical Equipment .................... 8,512,179 17,891,345 — 26,403,524
Electronic Equipment, Instruments &
Components ........................ — 6,203,199 — 6,203,199
Financial Services ...................... — 17,003,187 — 17,003,187
Health Care Providers & Services .......... — 8,204,088 — 8,204,088
Hotels, Restaurants & Leisure ............. — 7,258,624 — 7,258,624
Household Products .................... 1,845,114 — — 1,845,114
Independent Power and Renewable Electricity
Producers .......................... — 10,452,095 — 10,452,095
Industrial Conglomerates ................ — 12,647,935 — 12,647,935
Insurance ............................ — 26,440,690 — 26,440,690
Interactive Media & Services .............. — 35,712,893 — 35,712,893
Life Sciences Tools & Services ............ — 6,031,396 — 6,031,396
Machinery ............................ — 10,038,068 — 10,038,068
Metals & Mining ....................... — 24,030,059 — 24,030,059
Oil, Gas & Consumable Fuels ............. — 10,939,819 — 10,939,819
Personal Care Products ................. 5,261,557 — — 5,261,557
Real Estate Management & Development .... — 8,615,647 — 8,615,647
Semiconductors & Semiconductor Equipment . — 140,398,512 — 140,398,512
Technology Hardware, Storage & Peripherals . — 72,618,416 — 72,618,416
Transportation Infrastructure .............. — 11,315,729 — 11,315,729
Water Utilities ......................... 11,086,384 — — 11,086,384
Wireless Telecommunication Services ....... 8,844,841 28,059,268 — 36,904,109
Management Investment Companies ......... 27,533,428 — — 27,533,428
Preferred Stocks ......................... 14,904,073 — — 14,904,073
Short Term Investments ................... 16,898,353 — — 16,898,353
Total Investments in Securities ........... $113,818,147 $628,108,843
b
$— $741,926,990
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $628,108,843, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Emerging Markets Equity Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39111-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	April 29, 2026